Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders
Schedule of Stock Options	Stock options for the year ended December 31, 2024 under the Company’s plans are as follows:
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2024	39,597	7.98	1.75	16
Granted	112,028	10.01
Outstanding as of December 31, 2024	151,625	9.48	7.43	437
Vested and expected to vest at December 31, 2024	50,321	8.42	2.68	198
Exercisable as of December 31, 2024	50,321	8.42	2.68	198

Schedule of RSUs under the Company’s 2013 Share Option Plan	RSUs for the year ended December 31, 2024 under the Company’s 2013 Share Option Plan and 2023 Equity Incentive Plan are as follows:
Number of RSUs

Outstanding as of January 1, 2024	1,320,530
Granted	997,364
Vested	(607,884)
Cancelled	(239,084)
Outstanding as of December 31, 2024	1,470,926

Schedule of Department Allocation of Share-Based Compensation Charges	The following table summarizes the allocation of the Company’s share-based compensation within the consolidated statements of income (loss):
	Year ended December 31,
	2024	2023	2022

Cost of revenues	$381	$440	$391
Research and development, net	2,047	2,690	2,503
Sales and marketing	2,024	1,819	1,386
General and administrative	1,645	1,168	894
	$6,097	$6,117	$5,174